ACCOUNTS RECEIVABLE - Classification of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
ACCOUNTS RECEIVABLE
Accounts receivable - current portion	$ 4,516	¥ 31,442	¥ 39,901
Accounts receivable - non-current portion	$ 104	724	12,157
Accounts receivable, net		¥ 32,166	¥ 52,058